COLUMBIA FUNDS SERIES TRUST

225 Franklin Street

Boston, MA 02110

June 2, 2014

VIA EDGAR

Ms. Deborah O’Neal-Johnson

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	COLUMBIA FUNDS SERIES TRUST (the Registrant)

Columbia Capital Allocation Moderate Aggressive Portfolio

Columbia Capital Allocation Moderate Conservative Portfolio

Columbia LifeGoal Growth Portfolio

Columbia Masters International Equity Portfolio

Post-Effective Amendment No. 129

File Nos. 333- 89661/ 811-09645

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 129 (Amendment). This Amendment was filed electronically on May 30, 2014.

If you have any questions regarding this filing, please contact either the undersigned at 617-385-9536 or MaryEllen McLaughlin at 617-385-9540.

Sincerely,

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Assistant Secretary
Columbia Funds Series Trust